Condensed Financial Information of the Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of the Registrant
11.	Condensed Financial Information of the Registrant

Our debt agreements limit or prohibit, and any of our future debt arrangements may restrict, among other things, the ability of our subsidiaries, including NCLC, to pay distributions to NCLH and our ability to pay cash dividends to our shareholders. We are a holding company and depend upon our subsidiaries for their ability to pay distributions to us to finance any dividend or pay any other obligations of NCLH. The following is our condensed financial information.

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Years Ended December 31,
	2012	2011	2010
Non-operating income (expense)
Equity in earnings of subsidiaries	$168,556	$126,859	$22,986

Total non-operating income (expense)	168,556	126,859	22,986

Net income	$168,556	$126,859	$22,986

Earnings per share
Basic	$0.95	$0.71	$0.13

Diluted	$0.94	$0.71	$0.13

Weighted-average shares outstanding
Basic	178,232,850	177,869,461	177,563,047

Diluted	179,023,683	178,859,720	178,461,210

Comprehensive income
Net income	$168,556	$126,859	$22,986
Total other comprehensive income (loss)	2,175	(24,103)	2,010

Total other comprehensive income	$170,731	$102,756	$24,996

Norwegian Cruise Line Holdings Ltd.

CONDENSED BALANCE SHEETS

(in thousands, except for share data)

	December 31,
	2012	2011
Assets
Deferred assets	$5,943	$3,680
Investment in subsidiaries	2,010,318	1,836,657

Total assets	$2,016,261	$1,840,337

Liabilities and Shareholders’ Equity
Liabilities:
Due to NCLC	$5,943	$3,680

Total liabilities	$5,943	$3,680

Shareholders’ equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(17,619)	(19,794)
Retained earnings (deficit)	(299,185)	(467,741)

Total shareholders’ equity	2,010,318	1,836,657

Total liabilities and shareholders’ equity	$2,016,261	$1,840,337

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$168,556	$126,859	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(168,556)	(126,859)	(22,986)

Cash flows from operating activities	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—